Summary of Significant Accounting Policies Earnings per share (Policies)	12 Months Ended
Dec. 28, 2013
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]
Net Earnings Per Share Attributable to St. Jude Medical, Inc.: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of dilutive securities. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2013, 2012 and 2011 (in millions, except per share amounts):

	2013	2012	2011
Numerator:
Net earnings attributable to St. Jude Medical, Inc.	$723	$752	$826
Denominator:
Basic weighted average shares outstanding	287.0	313.3	324.3
Effect of dilutive securities:
Stock options	3.2	1.3	2.6
Restricted stock units	0.4	0.2	0.2
Diluted weighted average shares outstanding	290.6	314.8	327.1
Basic net earnings per share	$2.52	$2.40	$2.55
Diluted net earnings per share	$2.49	$2.39	$2.52

Approximately 4.8 million, 18.9 million and 11.5 million shares of common stock subject to stock options and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2013, 2012 and 2011, respectively.